Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues
Schedule of revenues

	For the year ended
	December 31,
	2023	2024	2025
Revenues from long-term time charters	164,257	184,177	183,435
Revenues from spot time charters	233,581	172,085	94,782
Total	397,838	356,262	278,217